SHARE BASED COMPENSATION - Summary of RSAs/RSUs Activity (Detail) - RSAs and RSUs - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of RSAs/RSUs
Outstanding	820,207	313,330	50,000
Granted	4,983,162	950,000	880,000
Vested	(309,644)	(435,623)	(616,670)
Forfeited	(738,753)	(7,500)
Outstanding	4,754,972	820,207	313,330	50,000
Weighted average grant date fair value
Outstanding	$ 14.43	$ 12.97	$ 10.85
Granted	12.30	15.15	12.69
Vested	13.93	14.96	12.40
Forfeited	13.75	13.05
Outstanding	$ 12.34	$ 14.43	$ 12.97	$ 10.85
Weighted average remaining contractual life, Unvested	9 years 2 months 1 day	9 years 7 months 6 days	9 years 9 months 18 days	9 years 7 months 13 days
Aggregate intrinsic value, Unvested	$ 53,826	$ 10,933	$ 4,184	$ 544